Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000016319 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000016319 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000016319 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016319 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016319 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016319 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016319 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016319 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016319 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016319 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016319 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016319 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016319 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000016319 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000016321 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000016321 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000016321 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016321 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016321 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016321 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016321 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016321 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016321 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016321 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016321 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016321 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016321 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000016321 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000016320 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000016320 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000016320 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016320 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016320 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016320 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016320 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016320 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016320 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016320 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016320 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016320 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016320 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000016320 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000016324 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000016324 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000016324 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016324 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016324 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016324 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016324 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016324 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016324 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016324 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016324 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016324 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016324 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000016324 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000189654 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000189654 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000189654 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000189654 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189654 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189654 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189654 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189654 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189654 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189654 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189654 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189654 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189654 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000189654 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000131619 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000131619 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000131619 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000131619 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131619 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131619 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131619 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131619 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131619 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131619 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131619 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131619 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131619 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131619 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000016333 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000016333 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000016333 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000016333 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016333 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016333 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016333 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016333 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016333 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016333 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016333 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016333 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016333 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000016333 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016335 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000016335 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000016335 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000016335 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016335 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016335 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016335 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016335 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016335 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016335 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016335 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016335 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016335 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000016335 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016334 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000016334 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000016334 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000016334 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016334 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016334 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016334 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016334 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016334 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016334 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016334 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016334 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016334 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000016334 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016338 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000016338 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000016338 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000016338 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016338 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016338 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016338 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016338 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016338 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016338 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016338 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016338 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016338 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000016338 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016332 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000016332 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000016332 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000016332 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016332 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016332 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016332 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016332 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016332 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016332 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016332 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016332 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016332 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000016332 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189656 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000189656 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000189656 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000189656 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000189656 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000189656 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189656 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189656 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189656 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189656 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189656 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189656 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189656 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000189656 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131621 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000131621 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000131621 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000131621 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131621 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131621 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131621 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131621 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131621 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131621 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131621 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131621 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000131621 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016325 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016325 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000016325 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016325 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016325 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016325 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016325 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016325 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016325 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016325 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016325 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016325 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016325 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000016325 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016327 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016327 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000016327 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016327 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016327 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016327 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016327 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016327 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016327 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016327 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016327 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016327 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016327 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000016327 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016326 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016326 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000016326 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016326 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016326 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016326 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016326 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016326 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016326 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016326 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016326 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016326 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016326 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000016326 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016330 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016330 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000016330 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016330 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016330 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016330 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016330 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016330 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016330 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016330 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016330 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016330 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016330 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000016330 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016331 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016331 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000016331 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016331 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016331 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016331 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016331 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016331 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016331 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016331 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016331 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016331 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016331 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000016331 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000189655 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000189655 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000189655 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000189655 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000189655 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000189655 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189655 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189655 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189655 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189655 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189655 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189655 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189655 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000189655 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000131620 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000131620 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000131620 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000131620 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131620 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131620 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131620 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131620 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131620 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131620 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131620 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131620 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131620 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131620 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)